Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
LVIP SSGA Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP SSGA Small-Cap Index Fund<br/>(Standard and Service Class)<br/><br/>Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP SSGA Small-Cap Index Fund (the “Fund”) is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index*, which emphasizes stocks of small U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing primarily in the securities that make up the Russell 2000® Index, although the Fund may not invest in every security in the Russell 2000® Index if it is not practical to do so under the circumstances (such as when the transaction costs are too high, there is a liquidity issue, or there is a pending corporate action). When evaluating the Fund’s performance, the Russell 2000® Index is used as the benchmark. The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index which represents approximately 10% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). As of March 15, 2019, the market capitalization range of the Russell 2000® Index was $8.0 million to $9.08 billion.

The Fund, under normal circumstances, invests at least 80% of its assets in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts, that provide exposure to the stocks of companies in the Russell 2000. The Russell 2000® Index is a widely used measure of small U.S. company stock performance.

The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the Russell 2000® Index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the Fund to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the Fund has not yet invested new shareholder money.

		* The Fund has been developed solely by the Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® Index vest in the relevant LSE Group company which owns the index. Russell® is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Russell 2000® Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell 2000® Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Russell 2000® Index for the purpose of which it is being put by the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Tracking Error Risk. The Fund's performance may deviate substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Index's components, and other factors. While attempting to replicate the Index return, the Fund may invest in fewer than all of the securities in the Index and in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 20.25%.

		The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (21.91%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/>For periods ended 12/31/18
LVIP SSGA Small-Cap Index Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	218
10 years	rr_ExpenseExampleYear10	492
1 year	rr_ExpenseExampleNoRedemptionYear01	40
3 years	rr_ExpenseExampleNoRedemptionYear03	125
5 years	rr_ExpenseExampleNoRedemptionYear05	218
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 492
2009	rr_AnnualReturn2009	26.02%
2010	rr_AnnualReturn2010	26.19%
2011	rr_AnnualReturn2011	(4.56%)
2012	rr_AnnualReturn2012	15.89%
2013	rr_AnnualReturn2013	37.90%
2014	rr_AnnualReturn2014	4.67%
2015	rr_AnnualReturn2015	(4.71%)
2016	rr_AnnualReturn2016	20.68%
2017	rr_AnnualReturn2017	14.21%
2018	rr_AnnualReturn2018	(11.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
1 year	rr_AverageAnnualReturnYear01	(11.37%)
5 years	rr_AverageAnnualReturnYear05	4.03%
10 years	rr_AverageAnnualReturnYear10	11.45%
LVIP SSGA Small-Cap Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 year	rr_ExpenseExampleYear01	$ 65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	356
10 years	rr_ExpenseExampleYear10	798
1 year	rr_ExpenseExampleNoRedemptionYear01	65
3 years	rr_ExpenseExampleNoRedemptionYear03	205
5 years	rr_ExpenseExampleNoRedemptionYear05	356
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 798
1 year	rr_AverageAnnualReturnYear01	(11.59%)
5 years	rr_AverageAnnualReturnYear05	3.77%
10 years	rr_AverageAnnualReturnYear10	11.17%
LVIP SSGA Small-Cap Index Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.01%)
5 years	rr_AverageAnnualReturnYear05	4.41%
10 years	rr_AverageAnnualReturnYear10	11.97%